Income Taxes, Statutory tax rates and income tax provision (Details)	12 Months Ended
Dec. 31, 2022
Corporate Income Tax Rate [Line Items]
Effective tax rate (in hundredths)	18.50%
United States [Member]
Corporate Income Tax Rate [Line Items]
Corporate income tax rate (in hundredths)	21.00%
United Kingdom [Member]
Corporate Income Tax Rate [Line Items]
Corporate income tax rate (in hundredths)	19.00%